PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

	December 31,	June 30,
	2023	2024
	RMB	RMB
Furniture	18,277	17,173
Office equipment	164,261	163,553
Leasehold improvements	80,782	71,953
Total property and equipment	263,320	252,679
Less: accumulated depreciation	(197,256)	(188,445)
Property and equipment, net	66,064	64,234

Schedule of Depreciation Expense

	June 30,	June 30,
	2023	2024
	RMB	RMB
Cost of revenues	19,198	12,806
Selling and marketing expenses	1,187	611
General and administrative expenses	2,228	3,824
Research and development expenses	1	4
Total	22,614	17,245